CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 37,583	$ 66,359
Short-term bank deposits	16,453	20,520
Short-term marketable securities	28,933	41,136
Trade receivables, net of allowance of $6,497 and $6,792, respectively	54,229	50,023
Deferred tax assets	6,939	3,266
Other accounts receivable and prepaid expenses	7,323	9,297
Inventories	34,707	36,862
Total current assets	186,167	227,463
LONG-TERM ASSETS:
Severance pay fund	565	600
Long-term deposits and others	1,509	1,879
Long-term marketable securities	25,571	7,966
Investments in affiliated companies	24,720	1,000
Property and equipment, net	6,603	6,148
Intangible assets, net	21,439	30,433
Goodwill	20,976	25,219
Deferred tax assets	17,927	18,390
Total long-term assets	119,310	91,635
Total assets	305,477	319,098
CURRENT LIABILITIES:
Trade payables	17,679	19,926
Deferred revenues	13,001	11,986
Other accounts payable and accrued expenses	27,831	49,889
Total current liabilities	58,511	81,801
LONG-TERM LIABILITIES:
Deferred revenues	3,461	3,924
Warranty accruals	779	708
Contingent consideration	7,896	6,750
Accrued severance pay	611	691
Deferred tax liabilities	2,430	3,095
Total long-term liabilities	15,177	15,168
Total liabilities	73,688	96,969
COMMITMENTS AND CONTINGENCIES
Syneron Medical Ltd.'s shareholders' equity:
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 ordinary shares; Issued -37,882,160 and 36,860,304 and Outstanding -36,630,586 and 35,608,730 shares at December 31, 2013 and 2012, respective	89	86
Additional paid-in capital	187,924	177,470
Treasury shares at cost -1,251,574 ordinary shares at December 31, 2013 and 2012	(9,587)	(9,587)
Accumulated other comprehensive income (loss)	(1,471)	626
Retained earnings	54,834	53,187
Total Syneron Medical Ltd.'s shareholders' equity	231,789	221,782
Non-controlling interests		347
Total equity	231,789	222,129
Total liabilities and equity	$ 305,477	$ 319,098